Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Disclosure Of Operations [Abstract]
Operations
1. Operations
XP Inc. (the “Company”) is a Cayman Island exempted company with limited liability, incorporated on August 29, 2019. The registered office of the Company is Ugland House, 121 South Church Street in George Town, Grand Cayman. The Company’s principal executive office is located in the city of São Paulo, Brazil.
XP Inc. is a holding company controlled by XP Controle Participações S.A., which holds 53.38% of voting rights and whose is ultimately controlled by a group of individuals.
XP Inc. and its subsidiaries (collectively, the “Company”, “Group” or “XP Group”) is a leading, technology-driven financial services platform and a trusted provider of low-fee financial
products and services in Brazil. XP Group are principally engaged in providing its customers, represented by individuals and legal entities in Brazil and abroad, various financial products, services, digital content and financial advisory services, mainly acting as broker-dealer, including securities brokerage, private pension plans, commercial and investment banking products such as loan operations, transactions in the foreign exchange markets and deposits, through our brands that reach clients directly and through network of Independent Financial Advisers (“IFAs”).
On November 29, 2019, the Group carried out a corporate reorganization in order to prepare the structure to the Initial Public Offering of its shares. As result, the capital contributed by the shareholders on XP Investimentos S.A. were transferred and incorporated on XP Inc. Therefore the shareholders have a direct stake on XP Inc. which controls XP Investimentos S.A. and the other operating companies of the Group.
On November 30, 2019, the Company carried out a reverse share split of 4:1. As a result, the share capital represented by 2,036,988,542 shares decreased to 509,247,136 shares. The reverse share split has been applied retrospectively to all figures in the historical financial statements regarding number of shares (Note 27) and per share data as if the reverse share split had been in effect for all periods presented.
1.1 Initial Public Offering (“IPO”) and resulting transactions
On December 13, 2019, the Company completed its Initial Public Offering (“IPO”), offering 72,510,641 of Class A common shares, of which 42,553,192 new shares were offered by the Company and the remaining 29,957,449 shares were offered by selling shareholders. Additionally, the underwriters executed an option to purchase 10,876,596 additional Class A common shares at the initial public offering price which resulted in a total of 83,387,237 Class A common shares sold.
The initial offering price per Class A common share was US$ 27.00, resulting in gross proceeds of US$1,148,936 thousand (or R$4,705,803) to XP Inc, deducting R$200,977 thousand as underwriting discounts and commissions. Additionally, the Company incurred in R$44,726 thousand regarding other offering expenses, of which R$21,902 thousand was recognized directly in income statements and an amount of R$22,824 in equity as transaction costs.
The shares offered and sold in the IPO were registered under the Securities Act of 1933, as amended, pursuant to the Company’s Registration Statement on Form
F-1
(Registration N°
333-234719),
which was declared effective by the Securities and Exchange Commission on December 10, 2019. The common shares began trading on the Nasdaq Global Select Market
(“NASDAQ-GS”)
on December 11, 2019 under the symbol “XP”.

1.2
Follow-on
public offering
On July 1, 2020, XP Inc. concluded an underwritten public offering of 22,465,733 Class A common shares offered by General Atlantic (XP) Bermuda, L.P. and XP Controle Participações S.A. (“selling shareholders”) at a public offering price of US$42.50 per share, including the full exercise of the underwriters’ option to purchase an additional 2,930,313 Class A common shares from the selling shareholders. The Company did not receive any proceeds from the sale of Class A common shares by the selling shareholders and there were no changes in the Company’s control structure as a result of such transaction.
These unaudited interim condensed consolidated financial statements as of September 30, 2020 and for the three and nine month periods ended September 30, 2020 were approved by the Board of Director’s meeting on November 6, 2020.

1. Operations
XP Inc. (the “Company”), is a Cayman Island exempted company with limited liability, incorporated on August 29, 2019. The registered office of the Company is Ugland House, 121 South Church Street in George Town, Grand Cayman. The Company’s principal executive office is located in the city of São Paulo, Brazil.
XP Inc. is a holding company controlled by XP Controle Participações S.A., which holds 64.61% of Class B common shares and whose is ultimately controlled by a group of individuals.
XP Inc. and its subsidiaries (collectively, the “Company”, “Group” or “XP Group”) are principally engaged in providing its customers, represented by individuals and legal entities in Brazil and abroad, various financial products and services, mainly acting as broker-dealer, including securities brokerage, banking, private pension plans and financial advisory services, through three retail brands (XP Investimentos, Rico and Clear) that reach clients directly and through network of Independent Financial Advisers (“IFAs”).
On May 11, 2017, the Company’s shareholders entered into a share purchase agreement with Itaú Unibanco S.A. (“Itaú Unibanco”) for the sale of non-controlling
interest in the Company, which was completed on August 31, 2018.
On August 10, 2017, the Group concluded the acquisition of the operations of Rico Corretora de Títulos e Valores Mobiliários S.A. (“Rico”), by acquiring whole control of its holding entity FLAFLU Participações S.A. (“FLAFLU”). Rico also operates in brokerage and securities distribution market to retail. See Note 5 for more information on the acquisition.
On November 29, 2019, the Group carried out a corporate reorganization in order to prepare the structure to the Initial Public Offering of its shares. As result, the capital contributed by the shareholders on XP Investimentos S.A. were transferred and incorporated on XP Inc. Therefore the shareholders have a direct stake on XP Inc. which controls XP Investimentos S.A. and the other operating companies of the Group.
On November 30, 2019, the Company carried out a reverse share split of 4:1. As a result, the share capital represented by 2,036,988,542 shares decreased to 509,247,136 shares. The reverse share split has been applied retrospectively to all figures in the historical financial statements regarding number of shares (Note 32) and per share data as if the reverse share split had been in effect for all periods presented.
1.1 Initial Public Offering and resulting transactions
On December 13, 2019, the Company completed its Initial Public Offering (“IPO”), offering 72,510,641 of Class A common shares out, of which 42,553,192 new shares were offered by the Company and the remaining 29,957,449 shares were offered by selling shareholders. Additionally the underwrites executed an option to purchase 10,876,596 additional Class A common shares at the initial public offering price which resulted in a total of 83,387,237 Class A common shares sold.
The initial offering price per Class A common share was US$ 27.00, resulting in gross proceeds of US$ 1,148,936 thousand (or R$4,705,803) to XP Inc, deducting R$200,977 thousand as underwriting discounts and commissions. Additionally, the Company incurred in R$44,726 thousand regarding other offering expenses out of, which R$21,902 thousand was recognized directly in income statement and the amount of R$22,824 in equity as transaction cost.

The shares offered and sold in the IPO were registered under the Securities Act of 1933, as amended, pursuant to the Company’s Registration Statement on Form
F-1
(Registration N°
333-234719),
which was declared effective by the Securities and Exchange Commission on December 10, 2019. The common shares began trading on the Nasdaq Global Select Market
(“NASDAQ-GS”)
on December 11, 2019 under the symbol “XP”.
These consolidated financial statements were approved by the Board of Director’s meeting on April 27, 2020.